Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 30,658	¥ 32,099	¥ 37,775
Net interest cost	(2,843)	(1,415)	(1,254)
Past service cost	7,175	(28,023)
Total	¥ 34,990	¥ 2,661	¥ 36,521